Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
General Information
General Information
Eaton Corporation plc (Eaton or the Company) was incorporated under the laws of Ireland on May 10, 2012, and became the successor registrant to Eaton Corporation on November 30, 2012 in connection with the consummation of the acquisition of Cooper Industries plc (Cooper), which is further described in Note 2. Eaton is a diversified power management company providing energy-efficient solutions that help its customers effectively manage electrical, hydraulic and mechanical power, with 2012 net sales of $16.3 billion. The Company is a global technology leader in electrical products, systems and services for power quality, distribution and control, power transmission, lighting and wiring products; hydraulics components, systems and services for industrial and mobile equipment; aerospace fuel, hydraulics and pneumatic systems for commercial and military use; and truck and automotive drivetrain and powertrain systems for performance, fuel economy and safety. Eaton has approximately 103,000 employees in over 50 countries, and sells products to customers in 175 countries.
The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States. Preparation of the consolidated financial statements requires management to make estimates and assumptions that affect amounts reported in the consolidated financial statements and notes. Actual results could differ from these estimates. Management has evaluated subsequent events through the date the consolidated financial statements were filed with the Securities Exchange Commission.
The consolidated financial statements include the accounts of Eaton and all subsidiaries and other controlled entities. Intercompany transactions and balances have been eliminated. The equity method of accounting is used for investments in associate companies where the Company has a 20% to 50% ownership interest. Equity investments are evaluated for impairment whenever events or circumstances indicate the book value of the investment exceeds fair value. An impairment would exist if there is an other-than-temporary decline in value. These associate companies are not material either individually, or in the aggregate, to Eaton's consolidated financial statements. Eaton does not have off-balance sheet arrangements or financings with unconsolidated entities. In the ordinary course of business, the Company leases certain real properties and equipment, as described in Note 7.
Eaton's functional currency is United States Dollars (USD). The functional currency for most subsidiaries is their local currency. Financial statements for these subsidiaries are translated at year-end exchange rates as to assets and liabilities and weighted-average exchange rates as to revenues and expenses. The resulting translation adjustments are recognized in Accumulated other comprehensive loss.
Certain prior year amounts have been reclassified to conform to the current year presentation.

Reclassifications
Re-segmentation
The acquisition of Cooper significantly transformed Eaton's mix of businesses. As a result, during the first quarter of 2013, Eaton re-segmented certain reportable operating segments due to a reorganization of the Company's businesses. The new reportable business segments include Electrical Products and Electrical Systems and Services (which include legacy Eaton and former Cooper electrical businesses), and Vehicle (which includes truck and automotive drivetrain and powertrain systems businesses). For those reportable segments that were re-segmented, previously reported segment financial information within the notes to the consolidated financial statements has been updated for all periods. For additional information regarding Cooper see Note 2 to the Consolidated Financial Statements. For additional information regarding the re-segmentation and Eaton's business segments, see Note 14 to the Consolidated Financial Statements. The re-segmentation did not impact previously reported consolidated results of operations.

Consolidation Policy
The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States. Preparation of the consolidated financial statements requires management to make estimates and assumptions that affect amounts reported in the consolidated financial statements and notes. Actual results could differ from these estimates. Management has evaluated subsequent events through the date the consolidated financial statements were filed with the Securities Exchange Commission.
The consolidated financial statements include the accounts of Eaton and all subsidiaries and other controlled entities. Intercompany transactions and balances have been eliminated. The equity method of accounting is used for investments in associate companies where the Company has a 20% to 50% ownership interest. Equity investments are evaluated for impairment whenever events or circumstances indicate the book value of the investment exceeds fair value. An impairment would exist if there is an other-than-temporary decline in value. These associate companies are not material either individually, or in the aggregate, to Eaton's consolidated financial statements. Eaton does not have off-balance sheet arrangements or financings with unconsolidated entities. In the ordinary course of business, the Company leases certain real properties and equipment, as described in Note 7.

Foreign Currency Translation
Eaton's functional currency is United States Dollars (USD). The functional currency for most subsidiaries is their local currency. Financial statements for these subsidiaries are translated at year-end exchange rates as to assets and liabilities and weighted-average exchange rates as to revenues and expenses. The resulting translation adjustments are recognized in Accumulated other comprehensive loss.

Revenue Recognition
Revenue Recognition
Sales of products are recognized when a sales agreement is in place, products have been shipped to unaffiliated customers and title has transferred in accordance with shipping terms, the selling price is fixed and determinable and collectability is reasonably assured, all significant related acts of performance have been completed, and no other significant uncertainties exist. Shipping and handling costs billed to customers are included in Net sales and the related costs in Cost of products sold. Although the majority of the sales agreements contain standard terms and conditions, there are agreements that contain multiple elements or non-standard terms and conditions. As a result, judgment is required to determine the appropriate accounting, including whether the deliverables specified in these agreements should be treated as separate units of accounting for recognition purposes, and, if so, how the sales price should be allocated among the elements and when to recognize sales for each element. For delivered elements, sales are recognized only when the delivered elements have standalone value, fair values of undelivered elements are known, there are no uncertainties regarding customer acceptance, and there are no customer-negotiated refund or return rights affecting the sales recognized for delivered elements. Sales for service contracts generally are recognized as the services are provided.
Eaton records reductions to revenue for customer and distributor incentives, primarily comprised of rebates, at the time of the initial sale. Rebates are estimated based on sales terms, historical experience, trend analysis and projected market conditions in the various markets served. The rebate programs offered vary across businesses due to the numerous markets Eaton serves, but the most common incentives relate to amounts paid or credited to customers for achieving defined volume levels.

Long-Lived Assets
Long-Lived Assets
Depreciation and amortization for property, plant and equipment, and intangible assets subject to amortization, are generally computed by the straight-line method and included in Cost of products sold, Selling and administrative expense, and Research and development expense, as appropriate. Cost of buildings are depreciated generally over 40 years and machinery and equipment over 3 to 10 years. At December 31, 2012, the weighted-average amortization period for intangible assets subject to amortization was 17 years for patents and technology, primarily as a result of the long life of aircraft platforms, and 15 years for customer relationships. Software is amortized up to a maximum life of 10 years.
Long-lived assets, except goodwill and indefinite life intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable. Upon indications of impairment, assets and liabilities are grouped at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The asset group would be considered impaired when the estimated future net undiscounted cash flows generated by the asset group are less than its carrying value. Determining asset groups and underlying cash flows requires the use of significant judgment.

Goodwill and Indefinite Life Intangible Assets
Goodwill and Indefinite Life Intangible Assets
Goodwill and indefinite life intangible assets are evaluated annually for impairment as of July 1 using either a quantitative or qualitative analysis. The Company performs a quantitative analysis using a discounted cash flow model and other valuation techniques, but may elect to perform a qualitative analysis. A qualitative analysis is performed by assessing certain trends and factors, including projected market outlook and growth rates, forecasted and actual sales and operating profit margins, discount rates, industry data and other relevant qualitative factors. These trends and factors are compared to, and based on, the assumptions used in the most recent quantitative assessment. Additionally, goodwill and indefinite life intangible assets are evaluated for impairment whenever events or circumstances indicate there may be a possible permanent loss of value.
Goodwill is tested for impairment at the reporting unit level, which is equivalent to Eaton's operating segments, and based on the net assets for each segment, including goodwill and intangible assets. Goodwill is assigned to each operating segment, as this represents the lowest level that constitutes a business and for which discrete financial information is available and is the level which management regularly reviews the operating results.
Goodwill impairment testing for 2012 and 2011 was performed by assessing certain qualitative trends and factors, as described above. These trends and factors were compared to, and based on, the assumptions used in the quantitative assessment performed in 2010. For 2012 and 2011, it is more likely than not that the fair value of Eaton's reporting units substantially exceeded the respective carrying amount.
Indefinite life intangible assets primarily consist of trademarks. The fair value of these assets are determined using a royalty relief methodology similar to that employed when the associated assets were acquired, but using updated estimates of future sales, cash flows and profitability. For 2012 and 2011, the fair value of indefinite lived intangible assets substantially exceeded the respective carrying value.
For additional information about goodwill and other intangible assets, see Note 4.

Derivative Financial Instruments and Hedging Activities
Derivative Financial Instruments and Hedging Activities
Eaton uses derivative financial instruments to manage the exposure to the volatility in raw material costs, currency and interest rates on certain debt. These instruments are marked to fair value in the accompanying Consolidated Balance Sheet. Changes in the fair value of derivative assets or liabilities (i.e., gains or losses) are recognized depending upon the type of hedging relationship and whether an instrument has been designated as a hedge. For those instruments that qualify for hedge accounting, Eaton designates the hedging instrument, based upon the exposure being hedged, as a cash flow hedge, a fair value hedge, or a hedge of a net investment in a foreign operation. Changes in fair value of these instruments that do not qualify for hedge accounting are recognized immediately in net income. See Note 12 for additional information about hedges and derivative financial instruments.

Warranty Accruals
Warranty Accruals
Product warranty accruals are established at the time the related sale is recognized through a charge to Cost of products sold. Warranty accrual estimates are based primarily on historical warranty claim experience and specific customer contracts. Provisions for warranty accruals are comprised of basic warranties for products sold, as well as accruals for product recalls and other events when they are known and estimable. See Note 7 for additional information about warranty accruals.

Asset Retirement Obligations
Asset Retirement Obligations
A conditional asset retirement obligation is recognized at fair value when incurred if the fair value of the liability can be reasonably estimated. Uncertainty about the timing or method of settlement of a conditional asset retirement obligation would be considered in the measurement of the liability when sufficient information exists. Eaton believes that for substantially all of its asset retirement obligations, there is an indeterminate settlement date because the range of time over which the Company may settle the obligation is unknown or cannot be estimated. A liability for these obligations will be recognized when sufficient information is available to estimate fair value.

Income Tax
Income Taxes
Deferred income tax assets and liabilities are determined based on the difference between the financial statement and tax basis of the respective assets and liabilities, using enacted tax rates in effect for the year when the differences are expected to reverse. Deferred income tax assets are recognized for income tax loss carryforwards and income tax credit carryforwards. Judgment is required in determining and evaluating income tax provisions and valuation allowances for deferred income tax assets. Eaton recognizes the income tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. Eaton evaluates and adjusts these accruals based on changing facts and circumstances. Eaton recognizes interest and penalties related to unrecognized income tax benefits in the provision for income tax expense. The Company has accrued penalties in jurisdictions where they are automatically applied to any deficiency, regardless of the merit of the position. For additional information about income taxes, see Note 8.

Equity-based Compensation
Equity-Based Compensation
Eaton recognizes equity-based compensation expense based on the grant date fair value of the award over the period during which an employee is required to provide service in exchange for the award. Restricted stock units and awards (RSUs) are issued at fair market value at the date of grant. These awards entitle the holder to receive one ordinary share for each RSU upon vesting, generally over three or four years. Stock options are granted with an exercise price equal to the closing market price of Eaton ordinary shares on the date of grant. The fair value of stock options is determined using a Black-Scholes option-pricing model, which incorporates assumptions regarding the expected volatility, the expected option life, the risk-free interest rate, and the expected dividend yield. See Note 10 for additional information about equity-based compensation.